Net income / (loss) per share attributable to the Company - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Numerator
Net income / (loss) attributable to the Company - basic	$ 3,056	$ (3,808)
Net income / (loss) attributable to the Company - diluted	$ 3,056	$ (3,808)
Denominator
Weighted average shares – basic	61,629,490	60,952,372
Weighted average shares – diluted	61,958,211	60,952,372
Net income / (loss) per share attributable to the Company
Basic	$ 0.05	$ (0.06)
Diluted	$ 0.05	$ (0.06)